INVESTMENT IN COST METHOD INVESTEES (Tables)	12 Months Ended
Dec. 31, 2014
INVESTMENT IN COST METHOD INVESTEES
Schedule of group's investments in cost method investees

	As of December 31,
	2013	2014
Gamespedia Holdings Limited. (Gamespedia)	6,205,000	6,205,000
Voozclub Co., Ltd. (Voozclub)	1,400,000	—
Company A	2,000,000	2,000,000
Company B	150,003	150,003

Total	9,755,003	8,355,003